Inventory, Net	12 Months Ended
Dec. 31, 2017
Inventory, Net [Abstract]
INVENTORY, NET

NOTE 5 – INVENTORY, NET

Inventories consisted of the following:

	December 31, 2017	December 31, 2016
Raw materials	$1,069,130	$910,950
Finished goods	542,706	397,576
Total inventory	$1,611,836	$1,308,526

No inventory reserves were recorded for the years ended December 31, 2017 and 2016.